Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current tax	$ 2,641	$ 810
Deferred income tax	(782)	1,222
Income tax expense	1,859	2,032
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	(140,447)	(76,580)
Tax calculated at the statutory tax rate of the Company	(23,174)	(12,636)
Tax effects of:
Different tax rates applicable in different jurisdictions	3,585	1,431
Tax valuation allowance	28,634	16,178
Preferential tax rate difference	(253)	(119)
Preferential tax deduction and credits	(11,288)	(4,678)
Expenses not deductible for tax purposes	3,034	1,618
Utilization of previously unrecognized tax losses	(864)	(152)
Withholding tax on undistributed earnings of PRC entities	2,360	1,513
Income not subject to tax	(436)	(552)
Others	261	(571)
Income tax expense	1,859	2,032
Hong Kong
Current tax	226	232
PRC
Current tax	2,184	48
U.S. and others
Current tax	$ 231	$ 530